Pension and Postretirement Benefit Plans Net Periodic Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Jan. 28, 2011	Dec. 31, 2011
U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost	$ 322	$ 4	$ 0
Interest cost	4,416	1,067	620
Return on plan assets	5,829	1,679	899
Curtailment / settlement (gain) loss	0	0	0
Transition costs and other	3	253	181
Net periodic benefit cost	(1,088)	(355)	(98)
Weighted average assumptions used:
Return on plan assets			8.00%
Discount rate	4.60%	4.60%	3.80%
U.S. Plans Benefits | Minimum
Weighted average assumptions used:
Return on plan assets	5.90%	5.90%
U.S. Plans Benefits | Maximum
Weighted average assumptions used:
Return on plan assets	7.00%	7.00%
Non-U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost	2,995	3,398	2,002
Interest cost	5,356	4,980	5,032
Return on plan assets	6,487	6,574	5,462
Curtailment / settlement (gain) loss	61	0	792
Transition costs and other	1	95	(238)
Net periodic benefit cost	1,926	1,899	2,126
Non-U.S. Plans Benefits | Minimum
Weighted average assumptions used:
Return on plan assets	3.00%	3.00%	1.50%
Discount rate	3.20%	3.40%	3.70%
Salary and wage escalation rate	1.00%	2.80%	2.00%
Non-U.S. Plans Benefits | Maximum
Weighted average assumptions used:
Return on plan assets	5.50%	5.50%	6.00%
Discount rate	8.00%	8.00%	7.00%
Salary and wage escalation rate	4.50%	4.50%	4.50%
U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost	0	0	0
Interest cost	89	11	0
Curtailment / settlement (gain) loss	0	0	0
Transition costs and other	0	0	0
Net periodic benefit cost	89	11	0
Non-U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost	7	59		69	59
Interest cost	146	187		218	187
Curtailment / settlement (gain) loss	0			186	114
Transition costs and other	0			26	35
Net periodic benefit cost	$ 153			$ 499	$ 395
Weighted average assumptions used:
Salary and wage escalation rate	3.00%
Non-U.S. Plans Benefits | Minimum
Weighted average assumptions used:
Discount rate	4.10%	4.10%	3.50%
Salary and wage escalation rate			3.00%
Non-U.S. Plans Benefits | Maximum
Weighted average assumptions used:
Discount rate	4.80%	4.80%	7.00%
Salary and wage escalation rate			4.50%